Share-Based Compensation - Share-Based Compensation Expense (Details) - 2020 Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 1,343	$ 721
Selling, general and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	900	568
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 443	$ 153